FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Corporate bonds	$ 12,276	$ 11,584
Equity fund	230	235
Total financial assets	12,506	11,819
Liabilities:
Contingent consideration	3,088	1,220
Total financials liabilities	3,088	1,220
Fair Value, Inputs, Level 1 [Member]
Assets:
Corporate bonds	0	0
Equity fund	230	235
Total financial assets	230	235
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Corporate bonds	12,276	11,584
Equity fund	0	0
Total financial assets	12,276	11,584
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Corporate bonds	0	0
Equity fund	0	0
Total financial assets	0	0
Liabilities:
Contingent consideration	3,088	1,220
Total financials liabilities	$ 3,088	$ 1,220